Loans (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Not Rated [Member]
Recent analysis performed for risk category of loans
Total	$ 185,518	$ 163,617
Not Rated [Member] | Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	11	67
Not Rated [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total		16
Not Rated [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	203	208
Not Rated [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total
Not Rated [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total
Not Rated [Member] | Commercial Mortgage [Member]
Recent analysis performed for risk category of loans
Total	30,121	37,769
Not Rated [Member] | Commercial: Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total	137,467	103,864
Not Rated [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total	1,099	2,629
Not Rated [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total	367	416
Not Rated [Member] | Residential construction: Indirect auto [Member]
Recent analysis performed for risk category of loans
Total	1,154	2,249
Not Rated [Member] | Residential construction: Home Equity [Member]
Recent analysis performed for risk category of loans
Total	12,060	12,623
Not Rated [Member] | Residential construction: Consumer and other [Member]
Recent analysis performed for risk category of loans
Total	3,036	3,776
Pass [Member]
Recent analysis performed for risk category of loans
Total	108,354	108,670
Pass [Member] | Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	19,945	17,500
Pass [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	66,427	65,136
Pass [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	10,410	13,520
Pass [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total	1,795	1,079
Pass [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	4,754	5,447
Pass [Member] | Commercial Mortgage [Member]
Recent analysis performed for risk category of loans
Total	4,077	4,946
Pass [Member] | Commercial: Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total
Pass [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total
Pass [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total
Pass [Member] | Residential construction: Indirect auto [Member]
Recent analysis performed for risk category of loans
Total
Pass [Member] | Residential construction: Home Equity [Member]
Recent analysis performed for risk category of loans
Total	115	121
Pass [Member] | Residential construction: Consumer and other [Member]
Recent analysis performed for risk category of loans
Total	831	921
Special Mention [Member]
Recent analysis performed for risk category of loans
Total	11,411	17,754
Special Mention [Member] | Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	319	510
Special Mention [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	6,131	11,658
Special Mention [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	3,673	3,985
Special Mention [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total		93
Special Mention [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	755	694
Special Mention [Member] | Commercial Mortgage [Member]
Recent analysis performed for risk category of loans
Total	447	722
Special Mention [Member] | Commercial: Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total
Special Mention [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total
Special Mention [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total
Special Mention [Member] | Residential construction: Indirect auto [Member]
Recent analysis performed for risk category of loans
Total
Special Mention [Member] | Residential construction: Home Equity [Member]
Recent analysis performed for risk category of loans
Total	86	92
Special Mention [Member] | Residential construction: Consumer and other [Member]
Recent analysis performed for risk category of loans
Total
Substandard [Member]
Recent analysis performed for risk category of loans
Total	12,717	9,029
Substandard [Member] | Commercial and other [Member]
Recent analysis performed for risk category of loans
Total		29
Substandard [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	7,322	3,605
Substandard [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total
Substandard [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total
Substandard [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	2,986	3,082
Substandard [Member] | Commercial Mortgage [Member]
Recent analysis performed for risk category of loans
Total	2,350	2,133
Substandard [Member] | Commercial: Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total
Substandard [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total
Substandard [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total
Substandard [Member] | Residential construction: Indirect auto [Member]
Recent analysis performed for risk category of loans
Total
Substandard [Member] | Residential construction: Home Equity [Member]
Recent analysis performed for risk category of loans
Total	59	180
Substandard [Member] | Residential construction: Consumer and other [Member]
Recent analysis performed for risk category of loans
Total
Doubtful [Member]
Recent analysis performed for risk category of loans
Total		61
Doubtful [Member] | Commercial and other [Member]
Recent analysis performed for risk category of loans
Total
Doubtful [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total		61
Doubtful [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total
Doubtful [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total
Doubtful [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total
Doubtful [Member] | Commercial Mortgage [Member]
Recent analysis performed for risk category of loans
Total
Doubtful [Member] | Commercial: Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total
Doubtful [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total
Doubtful [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total
Doubtful [Member] | Residential construction: Indirect auto [Member]
Recent analysis performed for risk category of loans
Total
Doubtful [Member] | Residential construction: Home Equity [Member]
Recent analysis performed for risk category of loans
Total
Doubtful [Member] | Residential construction: Consumer and other [Member]
Recent analysis performed for risk category of loans
Total